Intangible asset (Tables)	12 Months Ended
Dec. 31, 2020
Intangible asset.
Summary of intangible asset

	2020	2019
	$'000	$'000
At January 1	8,703	18,198
Amortization	(8,703)	(9,495)
At December 31	-	8,703

	2020	2019
	$'000	$'000
Acquisition of subsidiary	39,666	39,666
Accumulated amortization	(39,666)	(30,963)
Net book value December 31	-	8,703